Segment Information - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	$ 0	$ 750
Grant revenue	288	2,400
Total revenue	288	3,150
General and administrative expenses	(27,758)	(26,166)
Research and development expenses	(38,928)	(53,146)
Operating income/(loss)	(66,398)	(76,163)
Other income/(expense):
Gain on deconsolidation	0	61,787
Gain/(loss) on investments held at fair value	3,882	7,818
Realized gain/(loss) on sale of investments	151	0
Gain/(loss) on investments in notes from associates	11,612	(6,045)
Other income/(expense)	548	(1,134)
Other income/(expense)	16,193	62,426
Net finance income/(costs)	(1,468)	5,316
Share of net income/(loss) of associates accounted for using the equity method	(3,357)	(5,324)
Income/(loss) before taxes	(55,030)	(13,744)
Available Funds
Cash and cash equivalents	308,478	350,515	$ 191,081	$ 149,866
Short-term investments	191,938		136,062
Wholly-Owned Programs
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	0
Grant revenue	288	135
Total revenue	288	135
General and administrative expenses	(4,450)	(6,981)
Research and development expenses	(32,981)	(45,139)
Total operating expense	(37,431)	(52,120)
Operating income/(loss)	(37,143)	(51,985)
Available Funds
Cash and cash equivalents	24,781		1,895
Short-term investments	0		0
Consolidated cash, cash equivalents and short-term investments	24,781		1,895
Controlled Founded Entities
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	750
Grant revenue	0	0
Total revenue	0	750
General and administrative expenses	(6,548)	(237)
Research and development expenses	(5,710)	(368)
Total operating expense	(12,258)	(605)
Operating income/(loss)	(12,258)	145
Available Funds
Cash and cash equivalents	99,359		675
Short-term investments	0		0
Consolidated cash, cash equivalents and short-term investments	99,359		675
Parent Company and Other
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	0
Grant revenue	0	2,265
Total revenue	0	2,265
General and administrative expenses	(16,759)	(18,947)
Research and development expenses	(237)	(7,640)
Total operating expense	(16,997)	(26,588)
Operating income/(loss)	(16,997)	(24,323)
Available Funds
Cash and cash equivalents	184,338		188,511
Short-term investments	191,938		136,062
Consolidated cash, cash equivalents and short-term investments	376,276		324,573
Operating segments
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	750
Grant revenue	288	2,400
Total revenue	288	3,150
General and administrative expenses	(27,758)	(26,166)
Research and development expenses	(38,928)	(53,146)
Total operating expense	(66,686)	(79,312)
Operating income/(loss)	(66,398)	(76,163)
Other income/(expense):
Gain on deconsolidation		61,787
Gain/(loss) on investments held at fair value	3,882	7,818
Realized gain/(loss) on sale of investments	151
Gain/(loss) on investments in notes from associates	11,612	(6,045)
Other income/(expense)	548	(1,134)
Other income/(expense)	16,193	62,426
Net finance income/(costs)	(1,468)	5,316
Share of net income/(loss) of associates accounted for using the equity method	(3,357)	(5,324)
Income/(loss) before taxes	(55,030)	$ (13,744)
Available Funds
Cash and cash equivalents	308,478		191,081
Short-term investments	191,938		136,062
Consolidated cash, cash equivalents and short-term investments	$ 500,416		$ 327,143